Net claims and benefits incurred for life insurance contracts and others - Summary of net claims and benefits incurred for life insurance contracts and others (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (794,051)	S/ (700,264)	S/ (720,337)
Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	11,250	6,042	127,360
Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(805,301)	(706,306)	(847,697)
Life insurance contracts [member] | Annuities [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(631,117)	(597,301)	(558,189)
Life insurance contracts [member] | Annuities [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(631,117)	(597,301)	(558,189)
Life insurance contracts [member] | Group Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(78,737)	(42,172)	(45,349)
Life insurance contracts [member] | Group Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	4,868	3,792	2,864
Life insurance contracts [member] | Group Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(83,605)	(45,964)	(48,213)
Life insurance contracts [member] | Individual Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(15,102)	(4,865)	(6,129)
Life insurance contracts [member] | Individual Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	2,393	3,145	1,410
Life insurance contracts [member] | Individual Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(17,495)	(8,010)	(7,539)
Life insurance contracts [member] | Retirement (disability and survival) [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(36,870)	(33,243)	(92,241)
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	4,206	(747)	122,976
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(41,076)	(32,496)	(215,217)
Life insurance contracts [member] | Other Life Insurance [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(13,010)	(1,591)	(1,625)
Life insurance contracts [member] | Other Life Insurance [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(216)	65	85
Life insurance contracts [member] | Other Life Insurance [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(12,794)	(1,656)	(1,710)
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(19,215)	(21,092)	(16,804)
Non-life insurance contracts [member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(1)	(213)	25
Non-life insurance contracts [member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (19,214)	S/ (20,879)	S/ (16,829)